Retirement Plans (Tables)	12 Months Ended
Jan. 02, 2016
Compensation and Retirement Disclosure [Abstract]
Changes in Company's Assets and Related Obligations for its Pension Plans
The following summarizes the status of and changes in the Company’s assets and related obligations for its pension plans (which include the Company’s defined benefit pension plans and the SERP) for the fiscal years 2015 and 2014:

	Fiscal Year
(In millions)	2015	2014
Change in projected benefit obligations:
Projected benefit obligations at beginning of the year	$432.9	$395.4
Service cost pertaining to benefits earned during the year	9.0	7.2
Interest cost on projected benefit obligations	18.5	20.3
Actuarial (gains) losses	(50.1)	66.2
Benefits paid to plan participants	(17.5)	(32.2)
Settlements	—	(24.0)
Projected benefit obligations at end of the year	$392.8	$432.9
Change in fair value of pension assets:
Fair value of pension assets at beginning of the year	$302.1	$319.6
Actual return on plan assets	(6.2)	32.5
Company contributions - pension	—	3.9
Company contributions - SERP	2.4	2.3
Benefits paid to plan participants	(17.5)	(32.2)
Settlements	—	(24.0)
Fair value of pension assets at end of the year	$280.8	$302.1
Funded status	$(112.0)	$(130.8)
Amounts recognized in the consolidated balance sheets:
Non-current assets	$1.6	$1.1
Current liabilities	(4.0)	(3.8)
Non-current liabilities	(109.6)	(128.1)
Net amount recognized	$(112.0)	$(130.8)
Amounts recognized in accumulated other comprehensive loss:
Unrecognized net actuarial loss (amounts net of tax: $(12.7) and $(41.5))	$(18.2)	$(62.6)
Unrecognized prior service cost (amounts net of tax: $(0.1) and $(0.1))	(0.1)	(0.1)
Net amount recognized	$(18.3)	$(62.7)
Funded status of pension plans and SERP (supplemental):
Funded status of qualified defined benefit plans and SERP	$(112.0)	$(130.8)
Nonqualified trust assets (cash surrender value of life insurance) recorded in other assets and intended to satisfy the projected benefit obligation of unfunded SERP obligations	58.4	53.4
Net funded status of pension plans and SERP (supplemental)	$(53.6)	$(77.4)

Summary of Net Pension and Serp Expense Recognized
The following is a summary of net pension and SERP expense recognized by the Company:

	Fiscal Year
(In millions)	2015	2014	2013
Service cost pertaining to benefits earned during the year	$9.0	$7.2	$9.0
Interest cost on projected benefit obligations	18.5	20.3	18.8
Expected return on pension assets	(20.5)	(22.1)	(21.0)
Net amortization loss	20.9	7.5	30.5
Settlement gain	—	(1.0)	—
Net pension expense	$27.9	$11.9	$37.3
Less: SERP expense	7.8	7.6	8.1
Qualified defined benefit pension plans expense	$20.1	$4.3	$29.2

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Benefit Cost
The weighted-average actuarial assumptions used to determine the benefit obligation amounts and the net periodic benefit cost for the Company’s pension and post-retirement plans are as follows:

	Fiscal Year
	2015	2014
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Discount rate	5.00%	4.37%
Rate of compensation increase - pension	4.85%	4.85%
Rate of compensation increase - SERP	7.00%	7.00%
Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Discount rate	4.37%	5.26%
Expected long-term rate of return on plan assets	7.50%	7.50%
Rate of compensation increase - pension	4.85%	4.85%
Rate of compensation increase - SERP	7.00%	7.00%

Pension Plan Assets
The Company’s asset allocations by asset category and fair value measurement are as follows:

	January 2, 2016
(In millions)	Level 1	Level 2	Level 3	Total
Equity securities	$—	$169.8	$—	$169.8	60.5%
Fixed income investments	—	99.2	0.3	99.5	35.4%
Other	—	—	11.5	11.5	4.1%
Fair value of plan assets	$—	$269.0	$11.8	$280.8	100.0%

	January 3, 2015
(In millions)	Level 1	Level 2	Level 3	Total
Equity securities	$—	$195.6	$—	$195.6	64.7%
Fixed income investments	—	105.9	0.3	106.2	35.2%
Other	—	—	0.3	0.3	0.1%
Fair value of plan assets	$—	$301.5	$0.6	$302.1	100.0%

Expected Benefit Payments	Expected benefit payments for the fiscal years subsequent to January 2, 2016 are as follows:

(In millions)	2016	2017	2018	2019	2020	2021-2025
Expected benefit payments	$20.1	$20.4	$20.9	$21.3	$22.0	$119.5